Leases (Details) - Schedule of Other Information $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Schedule Of Other Information Abstract
Cash paid for amounts included in the measurement of lease liabilities (cash paid in thousands)	$ 747
Weighted Average Remaining Lease Term	1 year 6 months
Weighted Average Discount Rate	3.49%